SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 USD ($)
Securities Sold Under Agreements To Repurchase Details [Abstract]
Securities sold under agreements to repurchase	€ 5,053	€ 4,738	$ 5,640
Securities sold under agreements to repurchase:
Average outstanding during the year	5,288	2,607
Weighted average interest rate during the year	1.83%	2.22%
Weighted average interest rate at year end	2.72%	2.90%
Amount outstanding at month end:
January	5,232	2,021
February	5,033	1,964
March	5,318	2,645
April	5,974	3,464
May	4,315	3,257
June	5,472	1,858
July	5,611	1,314
August	6,414	2,286
September	5,098	2,372
October	5,575	2,463
November	€ 4,899	€ 4,404